Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Cash and deposits in banks
Cash	$ 1,110,830	$ 883,322
Deposits at the Central Bank of Chile	444,491	673,396
Deposits in local banks	2,646	30,265
Deposits in banks abroad	424,975	1,294,575
Subtotals – Cash and deposits in banks	1,982,942	2,881,558
Net cash items in process of collection	96,944	10,337
Cash and cash equivalents	$ 2,079,886	$ 2,891,895